Stock-based Compensation Assumptions used to estimate fair values - Monte Carlo (Details)	12 Months Ended			3 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jun. 29, 2013 Monte Carlo [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	2.00%	2.50%	2.90%	2.00%